Contingencies and Commitments (Details 4) - Bodega San Isidro SRL [Member] - Banco Crdito de Per BCP [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of commitments and contingent [Line Items]
Amount	$ 2,600,000
Due date	Dec. 21, 2021